Share Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share Compensation and Employee Benefit Plans
18.          Share Compensation and Employee Benefit Plans
Share Compensation
At December 31, 2024, the Group’s share-based awards consisted of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) with and without market conditions.
2023 Plan
On May 15, 2023, shareholders approved the establishment of the 2023 Share Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes the issuance of options, restricted shares, restricted share units, share appreciation rights or other share-based awards to the Group’s employees and directors. The total number of shares available under the 2023 Plan is 4,913,119. At December 31, 2024, 3,312,124 remain available for grant pursuant to the 2023 Plan.
For the year ended December 31, 2024, the 2023 Plan share compensation expense of $7.8 million (December 31, 2023: $6.5 million) was recorded in general and administrative expenses. At December 31, 2024, there was an unamortized balance of $9.8 million (December 31, 2023: $8.1 million) for the 2023 Plan, which will be recognized over the remaining service period. The fair value of awards that vested during the year ended December 31, 2024 was $6.4 million (2023: $nil).
Summary of Share Compensation Activity
a.Restricted share units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	723,658	$12.89
Granted	342,110	15.02
Vested	(496,825)	12.92
Forfeited	(13,713)	12.82
Outstanding at December 31, 2024	555,230	$14.18
In 2023, Fidelis granted 489,006 RSUs that cliff vested on April 1, 2024. The remaining RSUs generally cliff vest after 3 years, except for RSUs to certain directors that cliff vest after 1 year. RSUs awarded are subject to continued provision of services through the applicable vesting date and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment or service and transferability. The outstanding RSUs are expected to be amortized over a weighted average period of 1.9 years.
b.Performance share units without market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	286,042	$12.90
Granted	188,121	14.49
Forfeited	(1,952)	12.90
Outstanding at December 31, 2024	472,211	$13.53
Fidelis grants PSUs without market conditions to employees that cliff vest after 3 years, subject to the achievement of established performance criteria and continued service during the applicable performance period. Final payouts depend on the level of achievement and can vary between 0% and 200%. The outstanding PSUs are expected to be amortized over a weighted average period of 1.5 years.
c.Performance share units with market conditions

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2023	—	$—
Granted	188,096	14.49
Outstanding at December 31, 2024	188,096	$14.49
Fidelis grants PSUs with market conditions that cliff vest after 3 years, subject to the achievement of a target of FIHL’s share price relative to book value per diluted share at the end of the performance period. Final payouts depend on the level of achievement and can vary between 0% and 200%. The outstanding PSUs are expected to be amortized over a weighted average period of 2.0 years.
The grant date fair value of the performance awards is measured using a Monte Carlo simulation model, which incorporated assumptions of the expected volatility of 35.9% and the risk-free rate of 4.4%. Expected volatility was calculated using historic volatility of FIHL’s share price and peer volatility.
Employee Benefit Plans
The Group has entered into an agreement with all employees for defined contribution pension plans, based upon a percentage of eligible compensation. The Group contributed $1.6 million to its defined contribution plans for the year ended December 31, 2024 (2023: $1.2 million, 2022: $3.1 million).
Legacy Share-Based Compensation Plans
Prior to the occurrence of the Separation Transactions, the Group issued RSUs pursuant to plans approved by the Board of Directors in 2016 and 2018.
At December 31, 2022 the Group had 4,305,650 outstanding RSUs. Upon consummation of the Separation Transactions on January 3, 2023, the RSUs were exercised resulting in the issuance of 2,359,517 ordinary shares. This resulted in the acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million. The awards were net settled, resulting in a $50.6 million reduction of additional paid-in capital for the employees’ tax obligations with respect to these awards.
For the year ended December 31, 2023, total compensation expense of $21.0 million, relating to the legacy plans was included in net gain on distribution of The Fidelis Partnership in the Consolidated Statements of Income. For the year ended December 31, 2022 total compensation expense of $10.8 million was included in general and administrative expenses. At December 31, 2024 and 2023, there was no unamortized balance relating to the legacy plans.
Legacy Warrants
In 2015, the Group reserved for issuance of warrants to purchase common shares. Upon consummation of the Separation Transactions on January 3, 2023, the warrants were exercised on a cashless basis resulting in the issuance of 11,194,164 ordinary shares. The exercise of the warrants triggered the payment of cumulative dividends of $34.1 million. At December 31, 2024 and 2023, there were no outstanding warrants.